Shareholder Fees - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO	Dec. 30, 2024 USD ($)
FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO | Fidelity Tax-Exempt Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none